Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expenses
Composition of income tax expenses for the periods presented are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Current income tax expenses	1	1,223	25,990
Deferred income tax expenses	—	—	—

Income tax expenses	1	1,223	25,990

Summary of Reconciliations of the Income Tax Expenses
Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Loss before income tax expenses	(3,691,672)	(2,730,762)	(4,837,106)
Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(922,918)	(682,691)	(1,209,277)
Effect of preferential tax rate (ii)	271,242	111,756	254,061
Tax-free income	—	—	(25,000)
Effect of change in tax rate	213,331	13,920	33,454
Effect of different tax rate of different jurisdictions	(9,853)	(393,384)	(323,601)
Effect of additional deduction for qualified R&D expenses	(236,704)	(156,713)	(217,395)
Non-deductible expenses	2,050	234,328	163,980
Changes in valuation allowance	682,853	874,007	1,349,768

Income tax expenses	1	1,223	25,990

Summary of Components of Deferred Tax Assets

	As of December 31,
	2019	2020	2021
Deferred tax assets:
Net operating loss carry-forwards	1,256,218	2,036,152	3,051,082
Government grants	11,579	43,145	41,565
Impairment of property, plant and equipment	11,878	21,802	12,239
Inventory reserve	27,341	11,233	7,221
Accruals and others	33,928	102,619	452,612
Valuation allowance	(1,340,944)	(2,214,951)	(3,564,719)

Total deferred tax assets, net	—	—	—

Summary of Movement in Valuation Allowance
Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2019	2020	2021
Valuation allowance
Balance at beginning of the year	658,091	1,340,944	2,214,951
Additions	901,491	889,877	1,511,434
Loss utilized	(5,307)	(1,950)	(128,212)
Effect of change in tax rate	(213,331)	(13,920)	(33,454)
Balance at end of the year	1,340,944	2,214,951	3,564,719

Summary of Tax Loss Carryforwards
The Group has tax losses arising in Mainland China of RMB15,546,804 that will expire in one to ten years for deduction against future taxable profits
.

Loss expiring in 2022	8,902
Loss expiring in 2023	105,208
Loss expiring in 2024	591,759
Loss expiring in 2025	1,656,578
Loss expiring in 2026	3,455,514
Loss expiring in 2027	310,939
Loss expiring in 2028	1,627,910
Loss expiring in 2029	4,400,603
Loss expiring in 2030	1,406,957
Loss expiring in 2031	1,982,434

Total	15,546,804

Hong Kong	476,572
Others	79,949

Total	556,521